Financial risks - Contractual maturity (Liquidity risk) (Details) - DKK (kr) kr in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017
Contractual maturity (Liquidity risk)
Trade payables	kr 57,533		kr 32,652	[1]	kr 29,428
Lease liabilities	85,760	kr 10,048
Other liabilities	73,044		80,864	[1]	kr 41,454
Liquidity risk
Contractual maturity (Liquidity risk)
Trade payables	57,533		32,652
Lease liabilities	85,760
Other liabilities	73,044		80,864
Total financial liabilities	216,337		113,516
Liquidity risk | Less than 12 months
Contractual maturity (Liquidity risk)
Trade payables	57,533		32,652
Lease liabilities	7,692
Other liabilities	73,044		80,864
Total financial liabilities	138,269		113,516
Liquidity risk | 1 to 5 years
Contractual maturity (Liquidity risk)
Trade payables	0		0
Lease liabilities	23,359
Other liabilities	0		0
Total financial liabilities	23,359		0
Liquidity risk | After 5 years
Contractual maturity (Liquidity risk)
Trade payables	0		0
Lease liabilities	54,709
Other liabilities	0		0
Total financial liabilities	kr 54,709		kr 0

[1]	See note 1 to the consolidated financial statements.